Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 66,434,000	$ 60,824,000
Cost of sales	44,694,000	43,591,000
Gross profit	21,740,000	17,233,000
Operating expenses:
Selling and administrative	22,304,000	18,932,000
Research and development	4,464,000	4,916,000
Total operating expenses	26,768,000	23,848,000
Operating loss	(5,028,000)	(6,615,000)
Other income (expense):
Interest income (expense), net	(1,646,000)	(1,718,000)
Net loss	$ (6,674,000)	$ (8,333,000)
Net loss per share - basic	$ (0.40)	$ (0.50)
Net loss per share - diluted	$ (0.40)	$ (0.50)
Weighted average number of common shares outstanding - basic	16,717,761	16,548,533
Weighted average number of common shares outstanding - diluted	16,717,761	16,548,533